INCOME TAXES - Summary of Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	$ 616	$ 585
Regulatory assets and liabilities	491	449
Non-capital losses	91	105
Non-depreciable capital property	255	255
Tax credit carryforwards	211	245
Investment in subsidiaries	114	113
Capital losses	27	19
Environmental expenditures	15	16
Other	3	11
Deferred income tax assets gross	1,823	1,798
Less: valuation allowance	(399)	(394)
Total deferred income tax assets	1,424	1,404
Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	2,874	2,494
Pension assets	214	235
Total deferred income tax liabilities	3,088	2,729
Net deferred income tax liabilities	$ (1,664)	$ (1,325)